Income Taxes (Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current—The Netherlands	$ 3,271	$ 6,752	$ 12,265
—Foreign	35,112	26,372	36,487
Provision for income tax current, total	38,383	33,124	48,752
Deferred—The Netherlands	0	0	0
—Foreign	(22,767)	(31,861)	(19,942)
Provision for income tax deferred, total	(22,767)	(31,861)	(19,942)
Total provision for income taxes	$ 15,616	$ 1,263	$ 28,810